Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) term_loan credit_facility	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	6.23%	7.06%
Foreign exchange (losses) gains	$ (6,236)	$ (1,396)	$ (5,354)
Long-Term Debt, Maturity, Year One	297,100
Long-Term Debt, Maturity, Year Two	377,700
Long-Term Debt, Maturity, Year Three	54,700
Long-Term Debt, Maturity, Year Four	45,500
Long-Term Debt, Maturity, Year Five	124,000
Long-term debt	$ 892,055	$ 1,059,539
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	5.24%	5.65%
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Number of term loans | term_loan	1
Financial Guarantee
Debt Instrument [Line Items]
Number of term loans | credit_facility	3
Long-term debt	$ 289,100
Financial Guarantee | Long Term Debt1
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	207.00%
Financial Guarantee | Long Term Debt2
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	197.00%
Financial Guarantee | Long Term Debt3
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	199.00%
Financial Guarantee | Minimum | Long Term Debt1
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%
Financial Guarantee | Minimum | Long Term Debt2
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	145.00%
Financial Guarantee | Minimum | Long Term Debt3
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%